UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0723

Date of fiscal year end: October 31, 2018

Date of reporting period: 07/01/2017 to 06/30/2018

ITEM 1.	PROXY VOTING RECORD:

The filing for Powell Alternative Income Strategies Fund, a series of the 360 Funds, has zero votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By: Randy Linscott
President

Date: July 20, 2018